OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Tax authorities receivables		$ 9,144	$ 9,620
Deferred tax asset (see Note 19)	[1],[2]		7,158
Prepaid expenses		11,634	6,610
TJT acquisition related receivable (see Note 3)			5,000
Others		738	1,653
Other current assets		$ 21,516	$ 30,041

[1]	In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.
[2]	deferred tax assets and liabilities relating to Tower for 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5% and for 2016 are computed based on the effective Israeli statutory tax rate of 20%.